Fair Value - Level 3 rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	$ 928,552		$ 1,010,025
(Losses) gains included in net income	(2,322)		(82,798)
Purchases	8,465		80,126
Settlements and sales	(45,529)	[1]	(85,155)	[2]
Level 3 transfers, Net	(43,422)		6,354
Balance, end of year	845,744		928,552
Change in unrealized (losses) gains relating to assets held at end of year	$ (6,086)		$ (80,316)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net income (loss)		Net income (loss)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net realized and unrealized investment gains (losses)		Net realized and unrealized investment gains (losses)
Fixed maturities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	$ 64,677		$ 111,945
(Losses) gains included in net income	(340)		(13,862)
Purchases	0		0
Settlements and sales	(6,523)	[1]	(33,406)	[2]
Level 3 transfers, Net	0		0
Balance, end of year	57,814		64,677
Change in unrealized (losses) gains relating to assets held at end of year	(1,730)		(14,108)
Sales	6,000		32,000
Fixed maturities | U.S. states, territories and municipalities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	48,747		95,181
(Losses) gains included in net income	(340)		(13,862)
Purchases	0		0
Settlements and sales	(5,615)	[1]	(32,572)	[2]
Level 3 transfers, Net	0		0
Balance, end of year	42,792		48,747
Change in unrealized (losses) gains relating to assets held at end of year	(1,730)		(14,108)
Fixed maturities | Asset-backed securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	15,930		16,764
(Losses) gains included in net income	0		0
Purchases	0		0
Settlements and sales	(908)	[1]	(834)	[2]
Level 3 transfers, Net	0		0
Balance, end of year	15,022		15,930
Change in unrealized (losses) gains relating to assets held at end of year	0		0
Short-term investments
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	6,907		0
(Losses) gains included in net income	0		0
Purchases	0		6,907
Settlements and sales	(6,907)	[1]	0	[2]
Level 3 transfers, Net	0		0
Balance, end of year	0		6,907
Change in unrealized (losses) gains relating to assets held at end of year	0		0
Equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	23,300		23,756
(Losses) gains included in net income	(6)		(2,721)
Purchases	5,835		2,759
Settlements and sales	(31)	[1]	(494)	[2]
Level 3 transfers, Net	0		0
Balance, end of year	29,098		23,300
Change in unrealized (losses) gains relating to assets held at end of year	(8)		(2,908)
Equities | Energy
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	1,514		2,368
(Losses) gains included in net income	184		(854)
Purchases	0		0
Settlements and sales	0	[1]	0	[2]
Level 3 transfers, Net	0		0
Balance, end of year	1,698		1,514
Change in unrealized (losses) gains relating to assets held at end of year	184		(854)
Equities | Consumer noncyclical
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	10,081		10,081
(Losses) gains included in net income	(1,507)		0
Purchases	0		0
Settlements and sales	0	[1]	0	[2]
Level 3 transfers, Net	0		0
Balance, end of year	8,574		10,081
Change in unrealized (losses) gains relating to assets held at end of year	(1,507)		0
Equities | Real estate
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	1,814		2,097
(Losses) gains included in net income	1,030		(283)
Purchases	0		0
Settlements and sales	0	[1]	0	[2]
Level 3 transfers, Net	0		0
Balance, end of year	2,844		1,814
Change in unrealized (losses) gains relating to assets held at end of year	1,030		(283)
Equities | Consumer cyclical
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	28		1,394
(Losses) gains included in net income	0		(1,366)
Purchases	0		0
Settlements and sales	0	[1]	0	[2]
Level 3 transfers, Net	0		0
Balance, end of year	28		28
Change in unrealized (losses) gains relating to assets held at end of year	0		(1,366)
Equities | Finance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	120		128
(Losses) gains included in net income	5		(8)
Purchases	0		0
Settlements and sales	0	[1]	0	[2]
Level 3 transfers, Net	0		0
Balance, end of year	125		120
Change in unrealized (losses) gains relating to assets held at end of year	5		(8)
Equities | Industrials
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	76		220
(Losses) gains included in net income	(41)		13
Purchases	0		0
Settlements and sales	(29)	[1]	(157)	[2]
Level 3 transfers, Net	0		0
Balance, end of year	6		76
Change in unrealized (losses) gains relating to assets held at end of year	(41)		(53)
Equities | Diversified
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	9,667		7,468
(Losses) gains included in net income	323		(223)
Purchases	5,835		2,759
Settlements and sales	(2)	[1]	(337)	[2]
Level 3 transfers, Net	0		0
Balance, end of year	15,823		9,667
Change in unrealized (losses) gains relating to assets held at end of year	321		(344)
Other invested assets
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	833,668		874,324
(Losses) gains included in net income	(1,976)		(66,215)
Purchases	2,630		70,460
Settlements and sales	(32,068)	[1]	(51,255)	[2]
Level 3 transfers, Net	(43,422)		6,354
Balance, end of year	758,832		833,668
Change in unrealized (losses) gains relating to assets held at end of year	(4,348)		(63,300)
Sales	30,000		36,000
Other invested assets | Derivatives, net
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	15,348		7,796
(Losses) gains included in net income	577		1,929
Purchases	0		5,631
Settlements and sales	(4,300)	[1]	(8)	[2]
Level 3 transfers, Net	0		0
Balance, end of year	11,625		15,348
Change in unrealized (losses) gains relating to assets held at end of year	0		996
Sales	4,000
Other invested assets | Corporate loans
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	287,278		287,527
(Losses) gains included in net income	9,546		1,443
Purchases	2,630		34,543
Settlements and sales	(24,843)	[1]	(42,589)	[2]
Level 3 transfers, Net	(43,422)		6,354
Balance, end of year	231,189		287,278
Change in unrealized (losses) gains relating to assets held at end of year	7,792		2,166
Sales	25,000		33,000
Other invested assets | Notes and loan receivables and notes securitization
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	3,166		6,575
(Losses) gains included in net income	90		(594)
Purchases	0		0
Settlements and sales	(1,592)	[1]	(2,815)	[2]
Level 3 transfers, Net	0		0
Balance, end of year	1,664		3,166
Change in unrealized (losses) gains relating to assets held at end of year	49		2,301
Sales	1,000		3,000
Other invested assets | Fund investments
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	36,274		11,739
(Losses) gains included in net income	8,257		92
Purchases	0		30,286
Settlements and sales	(1,333)	[1]	(5,843)	[2]
Level 3 transfers, Net	0		0
Balance, end of year	43,198		36,274
Change in unrealized (losses) gains relating to assets held at end of year	8,257		322
Other invested assets | Real estate company investment
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	491,602		560,687
(Losses) gains included in net income	(20,446)		(69,085)
Purchases	0		0
Settlements and sales	0	[1]	0	[2]
Level 3 transfers, Net	0		0
Balance, end of year	471,156		491,602
Change in unrealized (losses) gains relating to assets held at end of year	$ (20,446)		$ (69,085)

[1]	Included sales of Fixed maturities and Other invested assets of $6 million and $30 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Other invested assets included sales of corporate loans of $25 million, sales of derivatives of $4 million, and sales of notes and loans receivable and notes securitization of $1 million.
[2]	Included sales of Fixed maturities and Other invested assets of $32 million and $36 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Other invested assets included sales of corporate loans of $33 million and sales of notes and loans receivable and notes securitization of $3 million.